Eaton Vance

Minnesota Municipal Income Fund

October 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.5%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$1,000	$1,215,250
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/30	1,000	1,211,010

		$2,426,260

Education — 16.7%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/29	$2,250	$2,792,857
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/31	1,000	1,229,180
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/34	500	608,755
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 4.00%, 3/1/36	400	435,152
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,714,260
Minnesota Higher Education Facilities Authority, (College of St. Scholastica), 4.00%, 12/1/40	1,850	2,039,310
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	676,836
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	587,660
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,183,690
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	450	535,410
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	599,670
Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.00%, 10/1/35	500	560,680
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,158,979
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/32	910	1,063,854
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/36	500	559,620
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/37	500	557,615
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/30	650	800,813
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/34	250	315,195
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	884,505
Minnesota State Colleges and Universities, 5.00%, 10/1/26	1,535	1,897,628
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,466,864
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,551,074
University of Minnesota, 5.00%, 4/1/27	500	612,015
University of Minnesota, 5.00%, 8/1/27	625	748,413
University of Minnesota, 5.00%, 4/1/41	2,000	2,367,560

		$27,947,595

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 7.2%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,260,293
Chaska, Electric System Revenue, 5.00%, 10/1/30	550	649,082
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	387,079
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	289,182
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	289,143
Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	231,224
Northern Municipal Power Agency, 5.00%, 1/1/30	460	556,416
Northern Municipal Power Agency, 5.00%, 1/1/31	670	788,148
Northern Municipal Power Agency, 5.00%, 1/1/41	240	281,354
Rochester, Electric Utility Revenue, 5.00%, 12/1/29	700	860,034
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	700	855,253
Rochester, Electric Utility Revenue, 5.00%, 12/1/42	820	971,971
St. Paul Port Authority, District Energy Revenue, 4.00%, 10/1/42	1,250	1,373,700
St. Paul Port Authority, District Energy Revenue, (AMT), 4.00%, 10/1/40	1,000	1,085,300
Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,064,133

		$11,942,312

Escrowed/Prerefunded — 2.1%
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$270,921
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	296,033
Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/26	280	309,386
Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/27	310	342,534
Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/32	560	618,772
University of Minnesota, Prerefunded to 12/1/20, 5.00%, 12/1/36	500	520,505
Western Minnesota Municipal Power Agency, Prerefunded to 1/1/24, 5.00%, 1/1/34	1,000	1,151,920

		$3,510,071

General Obligations — 37.3%
Andover, 4.00%, 2/1/30	$795	$936,717
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/27	1,000	1,247,820
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/28	1,040	1,290,796
Brooklyn Center, 4.00%, 2/1/30	1,060	1,243,613
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	2,000	2,125,960
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	1,000	824,140
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	206,430
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,123,160
Cloquet Independent School District No. 94, 5.00%, 2/1/30	2,000	2,365,540
Duluth, 5.00%, 2/1/31	1,000	1,199,840
Duluth, 5.00%, 2/1/34	1,000	1,192,510
Eden Prairie Independent School District No. 272, 5.00%, 2/1/30	1,000	1,256,690
Edina Independent School District No. 273, 5.00%, 2/1/28	1,625	2,033,346
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,171,980
Hennepin County, 5.00%, 12/1/35	2,000	2,444,240
Hennepin County, 5.00%, 12/15/36	500	633,970
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,503,390
Hennepin County Regional Railroad Authority, 5.00%, 12/1/32	675	864,398
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,358,700
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,182,220

Security	Principal Amount (000’s omitted)	Value
Minneapolis Special School District No. 1, 5.00%, 2/1/32	$1,500	$1,881,675
Minneapolis-St. Paul Metropolitan Council, 4.00%, 3/1/30	1,000	1,187,100
Minneapolis-St. Paul Metropolitan Council, 5.00%, 3/1/28	2,500	3,126,350
Minnesota, 5.00%, 8/1/32	2,000	2,380,860
Minnesota, 5.00%, 8/1/34	500	634,470
Minnesota, 5.00%, 10/1/34	1,000	1,247,020
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	32,138
North St. Paul-Maplewood-Oakdale Independent School District No. 622, 3.00%, 2/1/35(1)	500	513,680
North St. Paul-Maplewood-Oakdale Independent School District No. 622, 4.00%, 2/1/31(1)	2,050	2,354,035
North St. Paul-Maplewood-Oakdale Independent School District No. 622, 5.00%, 2/1/33(1)	1,000	1,237,970
Ramsey County, 4.00%, 2/1/24	500	517,415
Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,299,900
Rosemount-Apple Valley-Eagan Independent School District No. 196, 5.00%, 2/1/27	1,000	1,218,400
Russell-Tyler-Ruthton Independent School District No. 2902, 5.00%, 2/1/27	1,400	1,737,148
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/32	1,350	977,387
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	884,940
Scott County, 4.00%, 12/1/34	2,000	2,344,820
Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	1,075	1,223,393
St. Louis Park Independent School District No. 283, 4.00%, 2/1/31	2,000	2,288,640
St. Louis Park Independent School District No. 283, 5.00%, 2/1/29	845	1,069,550
St. Louis Park, 4.00%, 2/1/28	1,000	1,176,470
St. Paul, 5.00%, 12/1/27	750	935,393
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,032,420
Waseca Independent School District No. 829, 4.00%, 2/1/28	1,575	1,801,060

		$62,307,694

Hospital — 14.2%
Duluth Economic Development Authority, (Essentia Health Obligated Group), 5.00%, 2/15/37	$1,000	$1,196,790
Kanabec County, (FirstLight Health System), 2.75%, 12/1/19	750	750,337
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/30	850	1,025,049
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/31	500	600,035
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/32	500	597,660
Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/27	750	938,520
Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/29	915	1,120,363
Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), (LOC: JPMorgan Chase Bank, N.A.), 1.37%, 11/15/35(2)	1,450	1,450,000
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,029,130
Minneapolis, (Fairview Health Services), 5.00%, 11/15/44	2,000	2,307,300
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,016,710
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,541,685
St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	2,650	3,081,420
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	65	66,179
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	490	490,613
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/31	1,000	1,228,940
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/34	500	609,985
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/47	500	592,725

Security	Principal Amount (000’s omitted)	Value
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/29	$500	$584,455
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,162,280
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	1,995	2,292,953

		$23,683,129

Housing — 0.5%
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	$820	$843,944

		$843,944

Insured-Electric Utilities — 5.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$1,150	$1,229,844
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	325,588
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,297,640

		$9,853,072

Insured-Hospital — 4.2%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$769,147
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), (SPA: U.S. Bank, N.A.), 1.25%, 8/15/37(2)	3,635	3,635,000
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), (SPA: U.S. Bank, N.A.), 1.26%, 8/15/25(2)	2,605	2,605,000

		$7,009,147

Lease Revenue/Certificates of Participation — 1.6%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,139,220
Minnesota, 5.00%, 6/1/29	1,335	1,504,679

		$2,643,899

Other Revenue — 1.8%
Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/28	$825	$901,205
Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/34	500	564,275
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	400	457,688
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	340,620
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/29	260	287,386
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/30	250	275,155
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/31	100	109,721

		$2,936,050

Senior Living/Life Care — 3.1%
Apple Valley, (PHS Apple Valley Senior Housing, Inc.), 5.00%, 9/1/43	$1,000	$1,079,350
North Oaks, (Waverly Gardens), 4.00%, 10/1/25	1,600	1,756,864
North Oaks, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,842,675
Wayzata, (Folkestone Senior Living Community), 4.00%, 8/1/44	435	451,121

		$5,130,010

Transportation — 3.9%
Minneapolis-St. Paul Metropolitan Airports Commission, 5.00%, 1/1/27	$1,000	$1,241,630
Minneapolis-St. Paul Metropolitan Airports Commission, (AMT), 5.00%, 1/1/31	2,540	3,204,362
Minneapolis-St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	1,000	1,006,090
Minneapolis-St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,130,070

		$6,582,152

Security	Value

Total Tax-Exempt Investments — 100.0% (identified cost $158,778,330)	$166,815,335

Other Assets, Less Liabilities — 0.0%(3)	$34,218

Net Assets — 100.0%	$166,849,553

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2019, 10.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.2% to 5.9% of total investments.

(1)	When-issued security.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2019.

(3)	Amount is less than 0.05%.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at October 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$166,815,335	$—	$166,815,335
Total Investments	$—	$166,815,335	$—	$166,815,335

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.